Note 24 - Provisions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Total current provisions	$ 1,778	$ 1,104	$ 2,802
Total non-current provisions	76	57	165
Legal fees expense			$ 500
Provision used, other provisions	86	1,614
Unused provision reversed, other provisions	372	277
Litigation provision [member]
Statement Line Items [Line Items]
Provision used, other provisions	(0)	385
Unused provision reversed, other provisions	$ (0)	100
Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Total current provisions		1,130
Total non-current provisions		$ 70